EQUITY (Details Narrative)	12 Months Ended
Dec. 31, 2021
Equity
Description of initial publlic offering	Company closed an underwritten public offering of 5,315,300 American Depositary Shares (“ADSs”) resulting in $45.2 million in gross proceeds to the Company, before deducting underwriting discounts and commissions and offering expenses. Each ADS represents two ordinary shares.